Stockholders' deficiency (Detail Textuals 12) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Total stock-based compensation expense	$ 204,345	$ 88,419	$ 272,594
Stock-based compensation expense recognized as liability	183,499
Stock-based compensation expense adjusted with paid in capital	20,846
Aggregate intrinsic value of stock options outstanding	1,181,007
Aggregate intrinsic value of stock options exercisable	764,760
Unrecognized compensation expense	$ 190,403	$ 191,383
Unrecognized compensation expense, Period of recognition	18 months